COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			1 Months Ended			9 Months Ended		12 Months Ended
	Oct. 13, 2021	May 06, 2020	Apr. 30, 2021	Mar. 31, 2019	Mar. 18, 2019	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 06, 2022	Nov. 10, 2021	Jul. 06, 2021	Jul. 06, 2020	Jun. 15, 2020	Feb. 28, 2015
Operating lease liability						$ 0		$ 0	$ 4,259,758
Promissory note principal amount					$ 600,000
Allowance Payment	$ 763,231
Rights of exercise warrant	15,000,000
Purchase of common shares	15,000,000
gain on debt extinguishment	$ 7,068,339			$ 7,068,339
Sale of common stock shares	2,000,000
Accounts Payable								600,000
promissory note				$ 600,000
payables								600,000
amount claimed								2,784,107
Costs and attorney fees								386,030
Lease First six Month						4,150		4,150
Lease Second Year						8,300		8,300
Lease Second to Third Year						327,574		8,549
Lease Third to Fourth Year						$ 8,805		$ 8,805
Operating agreement			$ 7,140
Termination of lease payment descriptions						payroll payments of $250,000 per year for five years to Ms. Caudle and payroll payments totaling $150,000 over three years to her daughter.		payroll payments of $250,000 per year for five years to Ms. Caudle and payroll payments totaling $150,000 over three years to her daughter.
Payables to stephen								$ 93,750
Annual salary		$ 250,000
Cash paid								424,885
Lease expense						$ 617,916		$ 2,328,234
Lease term descriptions						operating agreement to lease colocation space for 5 years		operating agreement to lease colocation space for 5 years
Rent and utility						$ 15,000	$ 15,000	$ 30,000	30,000
Related party current portion								$ 842,340	924,612
Operating agreement						October 1, 2020 for $7,140 per month
Weighted average discount rate						10.00%		10.00%
Warrant expire								2 years 6 months 18 days
Operating agreement to lease			3 years			2 years 4 months 6 days		2 years 6 months 18 days
Customer liability						$ 338,725		$ 338,725	$ 338,725
Issuance of warrants								2,903,316
Related party current portion						990,494		$ 842,340
Legal and other fees						$ 495,039		$ 521,409
Aire Fitness
Issuance of restricted common shares						500,000		500,000
Issuance of Per Share						$ 1.00		$ 1.00
Stock issued to non-controlling interest owners						500,000		500,000
AHS Staffing[Member]
Accounts Payable						$ 120,967		$ 120,967
amount claimed						159,959
Pinnacle Towers LLC and Crown Atlantic Company Inc
Accounts Payable						600,000
Costs and attorney fees						386,030
American Tower and related entities
Accounts Payable						2,938,347
amount claimed						2,891,886
Tower lease agreements
Accounts Payable						4,533,770
amount claimed						3,827,169
EMA Financial, LLC | Securities Purchase Agreement
Loss contingency						(7,614,967)		(920,579)
Loss exposure claimed in excess						7,614,967		$ 7,614,967
SpeedConnect, LLC | Mr. Ogren
Settlement agreement description								Mr. Ogren and the Company agreed to a settlement whereby the Company would pay $120,000 within 14 days of a written agreement with four monthly payments of $20,000 starting on December 5, 2021 through March 2, 2022
Mr. Serrett
Loans, advances and agreements								$ 546,219
Attorney fees						386,030		3,500
Loss contingency						75,000		75,000
Back pay and benefits						$ 70,650		$ 70,650
Default judgement date						May 15, 2018		May 15, 2018
Series D Preferred Stock
Operating agreement to lease						30 days
Preferred stock, authorized								100,000,000				100,000,000	10,000,000	100,000,000
Percentage of common stock conversion						75.00%
Cumulative Annual Dividends rate						6.00%		6.00%
Average market per share						$ 5.00		$ 5.00
Divided rate per share						5.00		5.00
Accrued unpaid dividends rate per shares						$ 5.00		$ 5.00
Series D Preferred Stock | Automatic Conversion To Common Stock Member
Percentage of common stock conversion						75.00%
Series E Preferred Stock
Operating agreement to lease						30 days
Preferred stock, authorized											10,000,000
Percentage of common stock conversion						75.00%
Cumulative Annual Dividends rate						6.00%		6.00%
Average market per share						$ 5.00		$ 5.00
Divided rate per share						5.00		5.00
Accrued unpaid dividends rate per shares						$ 5.00		$ 5.00
Series E Preferred Stock | Automatic Conversion To Common Stock Member
Percentage of common stock conversion						75.00%
Series A Preferred Stock
Preferred stock, authorized						4,500,000,000		2,500,000,000	1,000,000	4,500,000,000					100,000,000
Percentage of common stock conversion						60.00%		60.00%